Reserves - MEP Shares (Details)	6 Months Ended		12 Months Ended
	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	Jun. 30, 2022 AUD ($) shares	Dec. 18, 2023 shares	Jun. 30, 2022 USD ($)	Jun. 30, 2022 AUD ($)
Disclosure of reserves within equity [line items]
Number of shares issued through reorganisation (in shares)	20,499,999
Ordinary shares per MEP, conversion rate (in shares)	26,453
Additional ordinary shares per MEP, (in shares)	10,581
Share-based payment transaction, additional value expensed | $	$ 600,000	$ 634,000
Issued to MEP Shareholders | MEP Shareholders
Disclosure of reserves within equity [line items]
Number of shares issued through reorganisation (in shares)	2,036,900
Management Equity Plan
Disclosure of reserves within equity [line items]
Plan pool limit (in shares) | $					$ 100
Number of shares issued during the period (in shares)	75		80
Fair value of shares issued during the period (in dollars per share) | $						$ 70
Cash paid by employees and contractors (in dollars per share) | $						$ 10
Number of shares cancelled following the consummation of the capital reorganisation (in shares)				5
MEP shares qualifying for additional ordinary shares (in shares)	5
Management Equity Plan | Maximum
Disclosure of reserves within equity [line items]
Management's percentage share of exit proceeds					0.25	0.25
Sale price | $			$ 10,000,000
Management Equity Plan | Minimum
Disclosure of reserves within equity [line items]
Management's percentage share of exit proceeds					0.3333	0.3333
Sale price | $			$ 10,000,000